Average Annual Total Returns - MCI - Victory Integrity Small Mid-Cap Value Fund	Class Y 1 Year	Class Y 5 Years	Class Y Life of Class		Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions Life of Class		Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares Life of Class		Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	4.93%	9.40%	8.62%	[1]	4.44%	8.94%	8.12%	[1]	3.10%	7.37%	6.92%	[1]	4.88%	9.43%	8.97%

[1]	Inception date of Class Y shares is July 5, 2011